Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Continuity of Goodwill By Group of CGUs
A continuity of our goodwill by group of CGUs for the years ended October 31, 2025 and 2024 is as follows:

(Canadian $ in millions)
	Canadian P&C	U.S. Banking		Wealth and Asset Management	Insurance	Total Wealth Management	Capital Markets	Total
Balance at October 31, 2023	$330	$15,610		$258	$2	$260	$528	$16,728
Foreign exchange and other	–	45		–	–	–	1	46
Balance at October 31, 2024	330	15,655		258	2	260	529	16,774
Write-downs	–	(102	) (1)	–	–	–	–	(102)
Foreign exchange and other	–	122		–	–	–	3	125
Balance at October 31, 2025	$330	$15,675		$258	$2	$260	$532	$16,797

(1)	Relates to the sale of certain U.S. branches. Refer to Note 9.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Intangible Assets
The total cost and associated accumulated amortization of our intangible assets
are set out below:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Cost
Balance at October 31, 2023	$850	$3,553	$7,071		$324	$572	$12,370
Additions	–	–	22		782	48	852
Transfers	–	–	688		(688)	–	–
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	2	10	11		(1)	1	23
Balance at October 31, 2024	852	3,563	6,096	(1)	417	588	11,516
Additions	–	–	71		938	39	1,048
Transfers	–	–	821		(821)	–	–
Fully amortized intangibles	(16)	–	(673)		–	(91)	(780)
Foreign exchange and other	–	28	12		(2)	3	41
Balance at October 31, 2025	$836	$3,591	$6,327	(1)	$532	$539	$11,825
Accumulated Amortization
Balance at October 31, 2023	$487	$1,295	$5,073		$–	$299	$7,154
Amortization	62	342	676		–	32	1,112
Write-downs	4	–	22		–	–	26
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	3	10	15		–	–	28
Balance at October 31, 2024	556	1,647	4,090	(1)	–	298	6,591
Amortization	70	305	739		–	38	1,152
Write-downs	14	–	13		–	49	76
Fully amortized intangibles	(16)	–	(673)		–	(91)	(780)
Foreign exchange and other	(1)	13	15		–	1	28
Balance at October 31, 2025	$623	$1,965	$4,184	(1)	$–	$295	$7,067
Net Carrying Value
Balance at October 31, 2025	$213	$1,626	$2,143		$532	$244	$4,758
Balance at October 31, 2024	296	1,916	2,006		417	290	4,925

(1)
Includes internally generated software of $5,752 million in cost and $3,760 million in accumulated amortization as at October 31, 2025 ($5,466 million in cost and $3,653 million in accumulated amortization as at October 31, 2024).